Loans Receivable, Net (Details 2) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 177,918,496	$ 154,719,734	$ 140,913,782
Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	78,547,767	84,557,584	47,030,824
Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	91,206,820	64,881,918	70,882,820
Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	8,163,909	5,280,232	23,000,138
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	64,639,365	58,387,204	41,794,907
Business Loan [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	44,852,441	44,114,593	16,505,692
Business Loan [Member] | Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	13,929,586	11,392,746	5,593,296
Business Loan [Member] | Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	5,857,338	2,879,865	19,695,919
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	113,279,131	96,332,530	99,118,875
Personal Loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	33,695,326	40,442,991	30,525,132
Personal Loans [Member] | Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	77,277,234	53,489,172	65,289,524
Personal Loans [Member] | Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 2,306,571	$ 2,400,367	$ 3,304,219